Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2014
Common Shareholders' Equity
Common shareholders' equity
Year Ended December 31,
(Shares and dollar amounts in thousands, except per share amounts)	Number of Shares	Average Cost Per Share	Total Cost
2014
U.S. Cellular Common Shares	496	$38.19	$18,943

2013
U.S. Cellular Common Shares	499	$37.19	$18,544

2012
U.S. Cellular Common Shares	571	$35.11	$20,045

Year Ended December 31,	2014	2013	2012
(Shares in thousands)
Treasury Shares Reissued	371	536	182